Segment Information - Summary of Information on Reportable Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 585,845	$ 8,471	₨ 544,871	₨ 550,402
Segment Result Total	99,910	1,444	84,294	93,879
Finance expense	(7,375)	(107)	(5,830)	(5,942)
Finance and other income	22,923	331	23,999	22,419
Share of net loss of associates accounted for using the equity method	(43)	(1)	11
Profit before tax	115,415	1,667	102,474	110,356
Income tax expense	(25,242)	(365)	(22,390)	(25,213)
Profit for the year	90,173	$ 1,302	80,084	85,143
Depreciation, amortization and impairment	19,474		21,124	23,107
Information Technology Services [member]
Disclosure of operating segments [line items]
Other operating income	4,344
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	589,060		546,359	554,179
Other operating income	4,344			4,082
Segment Result	92,424		80,947	90,748
Unallocated	3,142		3,347	(951)
Operating Segments [member] | Information Technology Services [member]
Disclosure of operating segments [line items]
Revenue	568,253		517,716	519,196
Other operating income	4,344			4,082
Segment Result	95,017		79,812	95,260
Unallocated	3,142		3,347	(951)
Segment Result Total	102,503		83,159	98,391
Operating Segments [member] | Information Technology Services [member] | Banking Financial Services and Insurance (BFSI) [member]
Disclosure of operating segments [line items]
Revenue	175,262		144,139	133,332
Segment Result	33,831		24,549	25,721
Operating Segments [member] | Information Technology Services [member] | Health Business unit [member]
Disclosure of operating segments [line items]
Revenue	75,081		74,136	81,980
Segment Result	8,638		9,624	9,524
Operating Segments [member] | Information Technology Services [member] | Consumer Business Unit (CBU) [member]
Disclosure of operating segments [line items]
Revenue	89,313		77,914	78,101
Segment Result	16,828		12,619	15,928
Operating Segments [member] | Information Technology Services [member] | Energy, Natural Resources and Utilities (ENU) [member]
Disclosure of operating segments [line items]
Revenue	72,830		67,841	68,223
Segment Result	7,081		8,097	14,485
Operating Segments [member] | Information Technology Services [member] | Technology [member]
Disclosure of operating segments [line items]
Revenue	76,591		73,947	72,069
Segment Result	15,916		14,680	16,634
Operating Segments [member] | Information Technology Services [member] | Manufacturing [member]
Disclosure of operating segments [line items]
Revenue	46,496		46,081	46,907
Segment Result	8,327		7,007	6,843
Operating Segments [member] | Information Technology Services [member] | Communications (COMM) [member]
Disclosure of operating segments [line items]
Revenue	32,680		33,658	38,584
Segment Result	4,396		3,236	6,125
Operating Segments [member] | Information Technology Products [member]
Disclosure of operating segments [line items]
Revenue	12,312		17,998	25,922
Segment Result	(1,047)		362	(1,680)
Segment Result Total	(1,047)		362	(1,680)
Operating Segments [member] | India State Run Enterprise (ISRE) [member]
Disclosure of operating segments [line items]
Revenue	8,544		10,694	9,244
Segment Result	(1,829)		454	(2,326)
Segment Result Total	(1,829)		454	(2,326)
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Revenue	(49)		(49)	(183)
Segment Result	283		319	(506)
Segment Result Total	₨ 283		₨ 319	₨ (506)